Remaining Unsatisfied Performance (Details) - Southland Holding Llc [Member] $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Balance at beginning	$ 2,218,573
New contracts, change orders, and adjustments	1,018,825
Gross backlog	3,237,398
Less: contract revenue recognized	(866,977)
Balance at ending	$ 2,370,421